Business combinations - Acquisition of mobile assets of Oi Group (Details) - Oi Group € in Millions, R$ in Millions	Oct. 23, 2023 BRL (R$)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Consideration	R$ 5,129	€ 1,093	R$ 5,492
Intangible assets		539
Property, plant and equipment		29
Rights of use		105
Deferred tax assets		44
Trade receivables		74
Other assets		30
Cash and cash equivalents		13
Lease liabilities		(117)
Trade payables		(24)
Provisions		(221)
Other liabilities		(55)
Liabilities assumed and other costs (see Note 29.c)		417
Goodwill (Note 7)		676
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets		520
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 19